Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
December 31, 2022
F40-NPRT3-0323
1.811349.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.32% to 4.27% 1/5/23 to 3/2/23 (b) (Cost $40,010,128)	40,110,000	40,020,734

Domestic Equity Funds - 48.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	47,020,440	410,488,442
Fidelity Series Blue Chip Growth Fund (c)	110,021,961	1,098,019,175
Fidelity Series Commodity Strategy Fund (c)	1,700,087	179,087,170
Fidelity Series Growth Company Fund (c)	146,611,565	2,018,841,245
Fidelity Series Intrinsic Opportunities Fund (c)	53,977,304	621,818,538
Fidelity Series Large Cap Stock Fund (c)	119,335,634	1,972,618,024
Fidelity Series Large Cap Value Index Fund (c)	44,777,919	617,487,507
Fidelity Series Opportunistic Insights Fund (c)	85,399,316	1,222,064,218
Fidelity Series Small Cap Discovery Fund (c)	19,234,224	190,226,479
Fidelity Series Small Cap Opportunities Fund (c)	54,001,074	630,192,529
Fidelity Series Stock Selector Large Cap Value Fund (c)	115,787,418	1,377,870,280
Fidelity Series Value Discovery Fund (c)	77,664,770	1,146,332,001
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,656,055,697)		11,485,045,608

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	52,516,981	689,547,956
Fidelity Series Emerging Markets Fund (c)	42,387,524	328,079,432
Fidelity Series Emerging Markets Opportunities Fund (c)	189,101,408	2,953,763,994
Fidelity Series International Growth Fund (c)	122,379,385	1,745,130,034
Fidelity Series International Small Cap Fund (c)	32,009,505	475,021,052
Fidelity Series International Value Fund (c)	173,430,091	1,739,503,812
Fidelity Series Overseas Fund (c)	160,308,282	1,740,947,948
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,367,516,636)		9,671,994,228

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,831,236	21,800,519
Fidelity Series Emerging Markets Debt Fund (c)	16,781,965	123,179,621
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,679,429	40,664,241
Fidelity Series Floating Rate High Income Fund (c)	2,652,356	23,287,686
Fidelity Series High Income Fund (c)	15,154,418	122,144,605
Fidelity Series International Credit Fund (c)	1,240,801	9,554,167
Fidelity Series International Developed Markets Bond Index Fund (c)	9,070,895	76,286,228
Fidelity Series Investment Grade Bond Fund (c)	44,608,037	439,389,166
Fidelity Series Long-Term Treasury Bond Index Fund (c)	230,478,684	1,350,605,087
Fidelity Series Real Estate Income Fund (c)	5,169,761	48,802,540
TOTAL BOND FUNDS (Cost $2,833,045,885)		2,255,713,860

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	43,131,763	43,140,390
Fidelity Series Government Money Market Fund 4.35% (c)(e)	185,987,275	185,987,275
Fidelity Series Short-Term Credit Fund (c)	31,492	300,748
TOTAL SHORT-TERM FUNDS (Cost $229,426,396)		229,428,413

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,126,054,742)	23,682,202,843
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,817,919
NET ASSETS - 100.0%	23,684,020,762

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,293	Mar 2023	369,793,609	(974,049)	(974,049)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	553	Mar 2023	59,685,117	(437,624)	(437,624)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,063	Mar 2023	142,774,188	310,531	310,531

TOTAL PURCHASED					(1,101,142)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1,001	Mar 2023	193,243,050	5,397,352	5,397,352
MSCI EAFE Index Future (United States)	1,113	Mar 2023	108,484,110	1,748,363	1,748,363
MSCI Emerging Markets Index Future (United States)	1,664	Mar 2023	79,822,080	749,975	749,975

TOTAL SOLD					7,895,690

TOTAL FUTURES CONTRACTS					6,794,548
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,067,307.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	22,630,988	288,718,820	268,209,418	511,347	398	(398)	43,140,390	0.1%
Total	22,630,988	288,718,820	268,209,418	511,347	398	(398)	43,140,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,909,039	1,997,793	2,788,596	1,383,565	(266,705)	(5,051,012)	21,800,519
Fidelity Series All-Sector Equity Fund	540,184,615	39,320,829	69,353,128	21,772,277	(12,040,888)	(87,622,986)	410,488,442
Fidelity Series Blue Chip Growth Fund	886,782,833	635,138,217	98,860,515	35,501,425	(27,778,470)	(297,262,890)	1,098,019,175
Fidelity Series Canada Fund	899,320,097	75,292,222	148,906,939	22,222,684	799,060	(136,956,484)	689,547,956
Fidelity Series Commodity Strategy Fund	413,203,908	228,607,109	239,537,244	195,793,333	(46,017,190)	(177,169,413)	179,087,170
Fidelity Series Emerging Markets Debt Fund	140,236,608	9,308,189	10,673,020	5,411,111	(1,047,368)	(14,644,788)	123,179,621
Fidelity Series Emerging Markets Debt Local Currency Fund	46,225,110	1,159,429	4,851,020	-	(629,702)	(1,239,576)	40,664,241
Fidelity Series Emerging Markets Fund	381,053,128	58,915,367	49,767,288	8,411,122	(10,271,475)	(51,850,300)	328,079,432
Fidelity Series Emerging Markets Opportunities Fund	3,517,024,138	441,234,987	485,778,676	72,203,074	(104,704,323)	(414,012,132)	2,953,763,994
Fidelity Series Floating Rate High Income Fund	27,935,687	3,006,258	6,448,325	1,176,834	(537,695)	(668,239)	23,287,686
Fidelity Series Government Money Market Fund 4.35%	-	228,491,736	42,504,461	1,066,713	-	-	185,987,275
Fidelity Series Growth Company Fund	2,210,529,456	585,782,629	209,011,901	11,905,342	(28,875,159)	(539,583,780)	2,018,841,245
Fidelity Series High Income Fund	170,145,746	9,786,408	39,784,765	6,426,384	(3,496,077)	(14,506,707)	122,144,605
Fidelity Series International Credit Fund	11,052,520	546,475	168,161	546,475	(2,104)	(1,874,563)	9,554,167
Fidelity Series International Developed Markets Bond Index Fund	4,569,771	78,738,440	3,196,136	422,087	(104,070)	(3,721,777)	76,286,228
Fidelity Series International Growth Fund	2,056,215,468	212,943,056	238,647,157	60,578,718	(25,977,818)	(259,403,515)	1,745,130,034
Fidelity Series International Small Cap Fund	563,281,544	45,293,684	35,193,908	28,806,377	(2,644,016)	(95,716,252)	475,021,052
Fidelity Series International Value Fund	2,076,542,702	198,637,259	355,692,310	59,327,423	34,374	(180,018,213)	1,739,503,812
Fidelity Series Intrinsic Opportunities Fund	2,080,567,734	420,300,600	1,391,511,938	390,780,157	135,924,472	(623,462,330)	621,818,538
Fidelity Series Investment Grade Bond Fund	356,319,055	233,243,922	118,469,830	7,787,987	(9,808,874)	(21,895,107)	439,389,166
Fidelity Series Large Cap Stock Fund	1,965,894,214	519,081,515	245,683,854	122,665,908	3,507,314	(270,181,165)	1,972,618,024
Fidelity Series Large Cap Value Index Fund	740,029,020	60,106,404	107,740,073	22,382,405	10,578,068	(85,485,912)	617,487,507
Fidelity Series Long-Term Treasury Bond Index Fund	1,489,600,593	376,114,518	160,568,017	27,879,339	(22,118,448)	(332,423,559)	1,350,605,087
Fidelity Series Opportunistic Insights Fund	1,132,490,794	464,286,009	103,993,836	58,432,334	(6,458,291)	(264,260,458)	1,222,064,218
Fidelity Series Overseas Fund	2,067,384,156	170,309,072	209,121,736	31,903,259	(22,892,104)	(264,731,440)	1,740,947,948
Fidelity Series Real Estate Income Fund	101,841,659	7,364,319	46,575,424	5,841,770	(3,269,003)	(10,559,011)	48,802,540
Fidelity Series Short-Term Credit Fund	-	301,637	2,923	932	36	1,998	300,748
Fidelity Series Small Cap Discovery Fund	240,675,419	42,407,310	30,285,963	37,061,116	(3,234,708)	(59,335,579)	190,226,479
Fidelity Series Small Cap Opportunities Fund	800,028,623	54,395,784	111,070,858	32,158,977	(8,973,039)	(104,187,981)	630,192,529
Fidelity Series Stock Selector Large Cap Value Fund	1,655,878,341	167,372,342	253,125,871	98,158,309	(3,862,170)	(188,392,362)	1,377,870,280
Fidelity Series Value Discovery Fund	1,259,776,239	202,048,953	216,237,196	59,440,841	25,284,163	(124,540,158)	1,146,332,001
	27,862,698,217	5,571,532,472	5,035,551,069	1,427,448,278	(168,882,210)	(4,630,755,691)	23,599,041,719

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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